Material accounting policies and judgements (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of List Of Accounting Policies [Abstract]
Summary of restated consolidated financial statements
The comparative period ended June 30, 2025 in the Unaudited Condensed Consolidated Statement of Loss and Comprehensive Loss has been presented considering the changes described above.

		For the six months ended June 30, 2025
	Ref.	As previously reported	Impact of presentation changes	As revised
Revenue		1,422,605	—	1,422,605
Cost of sales		(2,125,729)	—	(2,125,729)
Impairment expense, net of reversals		(723,524)	—	(723,524)
Other cost of sales		(1,402,205)	—	(1,402,205)
Gross loss		(703,124)	—	(703,124)
Selling, general, and administrative expense		(431,283)	—	(431,283)
Research and development expense		(31,262)	—	(31,262)
Other operating income (expense), net	(a)	70,075	(70,075)	—
Other operating income	(a)	—	41,087	41,087
Other operating expense	(a)	—	(20,333)	(20,333)
Foreign exchange gains (losses) on operating activities, net	(a)	—	49,321	49,321
Operating loss		(1,095,594)	—	(1,095,594)
Finance income	(b)	52,797	(49,382)	3,415
Finance expense		(185,319)	—	(185,319)
Foreign exchange gains (losses) on financial activities, net	(b)	—	49,382	49,382
Fair value change - Class C Shares and Earn-out rights	(c)	15,813	—	15,813
Share of losses in associates		(24,261)	—	(24,261)
Loss before income taxes		(1,236,564)	—	(1,236,564)
Income tax benefit		43,485	—	43,485
Net loss		(1,193,079)	—	(1,193,079)